COMMITMENTS AND CONTINGENT LIABILITIES (Lease Commitments) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Aggregate minimum rental payments under non-cancelable operating leases:
2017	$ 4,865
2018	3,896
2019	3,222
2020	1,828
2021	668
Operating leases, total	14,479
Rent expenses	$ 5,377	$ 4,998	$ 4,628
Lease expiration date	May 31, 2022